COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
2023	$ 129,797
2024	65,702
Total Lease Payments	195,499
Less: Imputed Interest	(11,910)
Operating Lease Liability	$ 183,589	$ 290,781